Note 3 - Summary of Significant Accounting Policy (Details Textual) - BRL (R$) R$ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Revenue from contracts with customers			R$ 58,379.0	R$ 52,005.1	[1],[2]	R$ 50,231.3
Bottom of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life (Year)				3 years
Top of range [member]
Statement Line Items [Line Items]
Amortization period of intangible assets of definite useful life (Year)				5 years
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	R$ (382.1)	R$ (212.5)		R$ (594.6)	[3]

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	2019 restated to reflect the change in accounting policy, as Note 3.
[3]	The amount recognized during 2019 was R$ 212.5 in the third quarter and R$ 382.1 in the fourth quarter.